FINANCE RECEIVABLES (10K) (Details 3) $ in Thousands	Jun. 30, 2016 USD ($)
Accounting Policies [Abstract]
2017	$ 3,588
2018	1,246
2019	1,246
2020	944
2021 and beyond	282
Total Financial Receivable	$ 7,306